Accrued Expenses (Details) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Accrued Expenses [Abstract]
Accrued compensation			$ 44,692
Accrued Interest		84,921	28,848
Other accrued expenses		59,054	55,029
Accrued expenses	$ 170,205	$ 143,975	$ 128,569